Lease revenue	12 Months Ended
Dec. 31, 2019
Lease Revenue [Abstract]
Lease revenue	Lease revenue
Our current operating lease agreements expire up to and over the next 15 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft and engines as of December 31, 2019 were as follows:

Contracted minimum future lease payments receivable
2020	$4,106,827
2021	3,870,189
2022	3,615,500
2023	3,348,230
2024	3,016,714
Thereafter	10,848,862
$28,806,322